Revenue and Other Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenue from Operating Activities
Revenue from contracts with customers	$ 2,518,566	$ 2,387,426	$ 1,842,909
Total Revenue from Operating Activities	2,518,566	2,387,426	1,842,909
Other Income
Australian Federal R&D Tax Concession Refund	308,225	531,005	1,849,123
Other grants	154,904
Other income	10,545	1,045	40
Total Other Income	473,674	532,050	1,849,163
Other Gains/(Losses) - Net
Net foreign exchange gains/(losses)	11,335	51,807	258,767
Net impairment losses		(13,394)	(163,600)
Total Other Gains/(Losses) - Net	11,335	38,413	95,167
Total Revenue, Other Income and Other Gains/(Losses) – Net	$ 3,003,575	$ 2,957,889	$ 3,787,239